Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–91.00%(b)(c)
Aerospace & Defense–3.70%
Aernnova Aerospace S.A.U. (Spain)
Delayed Draw Term Loan (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	92	$ 106,795
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	363	422,987
Atlantic Aviation FBO, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.85%	12/06/2025		$ 9,724	9,727,582
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	04/22/2028		8,152	8,151,270
CEP IV Investment 16 S.a.r.L (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	2,349	2,683,136
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.70%	04/08/2026		5,585	5,430,396
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.70%	04/08/2026		3,000	2,916,928
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		3,648	3,638,405
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		4,618	4,600,575
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 07/22/2014-05/10/2019; Cost $836,351)(d)(e)(f)	0.00%	07/18/2023		836	836,351
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 08/18/2014-05/10/2019; Cost $943,857)(d)(e)	8.00%	07/18/2023		965	965,116
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.84%	10/04/2024		4,370	4,329,769
PAE Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		3,970	3,980,957
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		11,118	11,159,974
Second Lien Term Loan(g)	–	02/26/2029		3,205	3,269,041
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		2,831	2,861,188
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.34%	05/30/2025		9,234	9,126,433
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.34%	12/09/2025		1,352	1,336,391
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.34%	08/22/2024		2,929	2,898,363
					78,441,657
Air Transport–2.91%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028		7,340	7,575,539
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		658	656,892
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		10,435	10,320,871
Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.25%	12/01/2027		3,579	3,590,547
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	2,121	2,522,392
JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		2,997	3,069,209
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		9,276	9,913,667
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		10,707	11,238,955
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		12,429	12,563,411
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		137	132,999
					61,584,482
Automotive–3.12%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	03/31/2028		4,200	4,211,635
American Axle & Manufacturing, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/06/2024		3,584	3,583,431
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028		5,409	5,453,654
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.44%	10/30/2026		1,220	1,214,879
Garrett Borrowing LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	03/05/2028		5,815	5,804,166
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.12%	03/03/2025		1,073	1,060,458
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		9,344	9,379,063
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/26/2027		6,649	6,674,336
Mavis Tire Express Services Corp., Term Loan (3 mo. USD LIBOR + 3.25%)	3.45%	03/20/2025		249	249,296
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Mavis Tire Express Services TopCo, L.P.
Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/20/2025		$ 1,955	$ 1,956,283
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		5,696	5,716,024
Navistar, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	3.60%	11/06/2024		4,920	4,927,527
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	04/30/2026		2,319	2,312,395
Project Boost Purchaser LLC, Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		1,207	1,208,801
TI Group Automotive Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	3.75%	12/16/2026		1,599	1,605,321
Transtar Holding Co., Delayed Draw Term Loan(d)(f)	0.00%	04/11/2022		244	243,738
Truck Hero, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/20/2028		3,791	3,798,428
Visteon Corp., Term Loan (3 mo. USD LIBOR + 1.75%)	1.85%	03/25/2024		494	495,139
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.09%	02/05/2026		1,894	1,877,799
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028		4,319	4,336,917
					66,109,290
Beverage & Tobacco–0.46%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(g)	–	12/12/2023			3,407	3,416,629
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			249	249,822
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			296	295,879
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	12/12/2023			4,919	4,931,716
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			809	777,480
						9,671,526
Brokers, Dealers & Investment Houses–0.19%
Zebra Buyer LLC, First Lien Term Loan (g)	–	04/22/2028			3,961	3,987,707
Building & Development–2.21%
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.09%	01/15/2027			4,139	4,116,700
Apcoa Parking Holdings GmbH (Germany), Term Loan B-2 (3 mo. EURIBOR + 7.25%)	7.25%	03/20/2024	EUR		370	449,158
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.09%	08/28/2023			3,208	3,166,495
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	08/27/2025			2,130	2,064,802
CRH Europe Distribution (Netherlands), Term Loan B(g)	–	10/30/2026	EUR		484	591,021
DiversiTech Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	12/02/2024			3,499	3,511,836
LBM Holdings LLC
Delayed Draw Term Loan(g)	–	12/08/2027			111	111,128
Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027			500	500,074
Quikrete Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.59%	02/01/2027			1,148	1,141,628
Re/Max LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.50%	12/15/2023			4,683	4,683,223
SRS Distribution, Inc., Term Loan B(g)	–	05/19/2028			3,077	3,075,060
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.09%	05/29/2026			562	560,146
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(d)	5.00%	07/24/2024			2,888	2,898,610
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027			8,542	8,566,944
Xella (Luxembourg), Term Loan B-4(g)	–	03/30/2028	EUR		9,409	11,424,735
						46,861,560
Business Equipment & Services–10.43%
Adevinta ASA (Norway), Term Loan B (g)	–	10/22/2027			1,399	1,403,611
Aegion Corp., Term Loan B(d)(g)	–	03/31/2028			3,091	3,110,739
AlixPartners, L.L.P., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	02/15/2028			2,174	2,167,778
Allied Universal Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/05/2028			1,723	1,729,052
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.25%)	6.25%	02/14/2028	EUR		470	575,659
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.00%	05/22/2024			4,342	4,363,807
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026			6,131	6,147,507
Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	10/30/2026			7,036	7,025,620
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024			643	643,272
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-05/26/2021; Cost $1,126,489)(e)(h)	9.50%	08/15/2023		$ 1,148	$ 602,531
Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $756,984)(e)	8.50%	02/15/2023		807	765,544
Cimpress USA, Inc.
Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	04/30/2028	EUR	799	973,348
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/30/2028		2,823	2,826,098
Ciox, Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	12/16/2025		2,745	2,762,258
Constant Contact
Delayed Draw Term Loan(f)	0.00%	02/10/2028		1,088	1,087,545
Delayed Draw Term Loan(g)	–	02/10/2028		805	804,706
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	8.25%	02/15/2029		1,980	1,960,221
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028		7,043	7,043,380
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	7.35%	08/08/2026		234	229,425
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 07/26/2019-05/18/2021; Cost $985,712)(e)	11.00%	07/26/2023		1,001	993,719
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		9,208	9,274,729
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	04/07/2028		2,299	2,362,197
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	02/06/2026		6,575	6,562,291
Ensono, L.P., Term Loan B(g)	–	05/19/2028		4,283	4,284,886
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	4.35%	10/30/2026		6,501	6,525,202
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	04/30/2028		7,099	7,053,236
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.50%	09/14/2027		3,280	3,292,742
Holding Socotec (France), Term Loan B(d)(g)	–	05/07/2028		1,898	1,898,134
I-Logic Technologies Bidco Ltd. (United Kingdom)
First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/31/2027	EUR	373	456,460
First Lien Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	02/16/2028		1,071	1,077,244
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	5.08%	06/23/2024	GBP	6,457	8,882,504
Ingram Micro, Inc., Term Loan B(g)	–	04/01/2028		2,421	2,426,908
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	1,296	1,583,275
Term Loan B (3 mo. USD LIBOR + 4.75%)	4.95%	03/31/2028		7,433	7,467,445
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.38%	09/15/2026		3,772	3,701,699
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		7,180	7,243,720
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.84%	02/05/2027		3,843	3,856,383
Monitronics International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		13,422	13,107,511
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		9,269	9,329,698
My Alarm Center LLC, Revolver Loan(d)(i)	0.00%	07/14/2022		10,180	6,260,954
NielsenIQ, Inc.
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.11%	02/05/2028		5,783	5,807,827
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/06/2028	EUR	912	1,114,881
OCM System One Buyer CTB LLC, Term Loan B (1 mo. USD LIBOR + 4.50%)(d)	5.25%	02/28/2028		1,578	1,587,496
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.84%	11/18/2026		4,003	3,938,263
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		9,825	9,835,165
Prometric Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		127	124,942
Red Ventures LLC (New Imagitas, Inc.)
Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.59%	11/08/2024		349	346,771
Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2024		2,417	2,420,842
Spin Holdco Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		15,939	15,939,215
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2027	EUR	653	799,218
team.blue (Netherlands)
Delayed Draw Term Loan B(g)	–	03/18/2028	EUR	90	108,987
Term Loan B(g)	–	03/18/2028	EUR	1,568	1,907,277
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2025		5,254	5,273,562
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/02/2026		500	501,937
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	5.94%	03/20/2027		1,492	1,491,791
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Ventia Deco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		$ 5,514	$ 5,541,198
Verra Mobility Corp.
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.45%	03/19/2028		1,632	1,628,150
Term Loan B-1(d)	3.36%	02/28/2025		2,409	2,406,702
Virtusa Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/11/2027		4,599	4,628,137
WEX, Inc., Term Loan B(g)	–	03/19/2028		611	609,901
WowMidco S.A.S. (France), Term Loan B (3 mo. GBP LIBOR + 4.00%)	4.09%	08/08/2026	GBP	704	1,000,031
					220,875,331
Cable & Satellite Television–2.37%
Altice Financing S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 2.75%)	2.93%	07/15/2025			1,919	1,894,247
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	2.09%	01/03/2025			5,639	5,593,909
CSC Holdings LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.35%	01/15/2026			527	522,935
Term Loan (1 mo. USD LIBOR + 2.25%)	2.35%	07/17/2025			2,898	2,871,388
Term Loan (1 mo. USD LIBOR + 2.50%)	2.60%	04/15/2027			566	563,479
Mediacom Illinois LLC, Term Loan N (3 mo. USD LIBOR + 1.75%)	1.82%	02/15/2024			168	167,963
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.15%	08/14/2026			6,075	6,082,994
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.87%	01/31/2026			3,673	3,659,631
UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.35%	04/30/2028			154	152,783
Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.10%	01/31/2029			10,879	10,839,809
Virgin Media Bristol LLC (United Kingdom)
Term Loan (3 mo. USD LIBOR + 3.25%)	3.35%	01/15/2029			9,236	9,243,126
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.60%	01/31/2028			8,441	8,402,251
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.60%	04/15/2028			250	247,986
						50,242,501
Chemicals & Plastics–4.24%
Alpha US Bidco, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	03/05/2028			2,452	2,444,282
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027			3,020	3,037,415
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028			2,282	2,306,644
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026			7,369	7,487,315
BASF Construction Chemicals (Germany), Term Loan B(d)(g)	–	09/30/2027			6,917	6,955,547
BCPE Max Dutch Bidco B.V. (Netherlands)
Term Loan B(g)	–	10/31/2025	EUR		318	388,762
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR		750	916,200
Charter NEX US, Inc., First Lien Term Loan(g)	–	12/01/2027			2,422	2,434,195
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)(h)	5.00%	09/21/2023	EUR		69	83,458
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		332	400,614
First Lien Term Loan B-6 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		47	56,164
First Lien Term Loan B-7 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		114	137,763
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023			5,071	5,021,274
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023			760	752,844
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR		3,435	4,149,677
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/05/2022			53	46,438
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		1	1,558
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025			1,203	1,208,197
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.45%	02/14/2024			135	134,591
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.45%	02/14/2024			132	131,726
Fusion, Term Loan (1 mo. USD LIBOR + 6.50%)(d)	7.50%	01/07/2026			2,136	2,189,830
Gemini HDPE LLC, Term Loan B(g)	–	12/11/2027			247	246,846
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028			3,752	3,747,622
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029			342	345,047
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/21/2026		$ 5,382	$ 5,369,365
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	03/28/2025		3,961	3,940,144
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	03/30/2026		2,559	2,561,486
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR	528	645,701
Lonza Solutions (Switzerland)
Term Loan B(g)	–	04/28/2028	EUR	1,595	1,940,402
Term Loan B(g)	–	04/28/2028		2,973	2,975,945
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2027		4,237	4,218,286
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.70%	03/02/2026		7,484	7,437,048
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.63%	10/14/2024		5,977	5,962,201
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/27/2026	EUR	408	495,207
Term Loan B (3 mo. USD LIBOR + 4.75%)	4.95%	02/27/2026		1,121	1,092,727
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		3,236	3,254,603
Proampac PG Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025		5,011	5,019,236
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.85%	10/01/2025		205	203,257
					89,739,617
Clothing & Textiles–0.79%
BK LC Lux SPV S.a.r.l.
Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	04/27/2028	EUR		812	989,995
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.25%	04/27/2028			2,708	2,711,412
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	01/20/2028			3,067	3,065,556
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(d)	4.31%	05/17/2026			1,017	1,022,941
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR		1,260	1,537,483
Tumi, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025			7,187	7,241,182
Term Loan B (3 mo. USD LIBOR + 1.75%)	1.84%	04/25/2025			85	83,915
						16,652,484
Conglomerates–0.44%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.84%	10/01/2026			1,305	1,302,278
Safe Fleet Holdings LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			6,676	6,633,349
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025			840	835,706
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			580	565,577
						9,336,910
Containers & Glass Products–2.51%
Berlin Packaging LLC
Term Loan (3 mo. USD LIBOR + 3.00%)	3.12%	11/07/2025			4,054	4,023,322
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.21%	11/07/2025			887	880,055
Consolidated Container Co. LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/29/2028			4,364	4,342,162
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)	5.00%	03/29/2024			9,423	9,364,461
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			3,160	3,174,736
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	10/21/2024			393	392,900
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/04/2027			1,164	1,165,377
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			6,137	5,889,777
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		3,526	4,289,461
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		1,352	1,644,942
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026			772	772,118
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR		759	917,676
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (Acquired 11/13/2020-05/13/2021; Cost $2,906,694)(e)(h)	6.00%	11/12/2025			3,247	3,229,369
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Logoplaste (Portugal)
Term Loan B(g)	–	04/21/2028	EUR	773	$ 942,185
Term Loan B(d)(g)	–	04/21/2028		$ 1,418	1,423,046
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027		5,170	5,187,379
Reynolds Group Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.34%	02/16/2026		3,826	3,799,642
Trident TPI Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	10/17/2024		1,810	1,808,854
					53,247,462
Cosmetics & Toiletries–1.01%
Alphabet Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.59%	09/26/2024			2,249	2,249,174
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	7.84%	09/26/2025			2,018	2,032,601
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	3.95%	08/11/2025			1,516	1,100,239
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.35%	04/05/2025			8,708	8,446,365
Domtar Personal Care, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/18/2028			3,509	3,524,575
IRIS Bidco GmbH (Germany), Term Loan B(g)	–	05/25/2028	EUR		2,416	2,866,287
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR		274	335,655
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	06/30/2024			880	877,607
						21,432,503
Drugs–0.04%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.06%	11/15/2027			206	204,559
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	01/06/2028			704	703,996
						908,555
Ecological Services & Equipment–0.53%
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025			3,449	3,432,564
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	05/30/2025			1,562	1,567,207
Groundworks LLC, Delayed Draw Term Loan(d)(f)	0.00%	01/17/2026			2,967	2,922,350
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	03/20/2025			3,075	3,051,224
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026			322	297,260
						11,270,605
Electronics & Electrical–14.53%
Barracuda Networks, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/12/2025			170	170,450
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028			313	319,222
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR		465	568,866
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	04/18/2025			5,825	5,830,628
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	12/18/2025			2,148	2,160,837
CDK Int (Concorde Lux) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/19/2028	EUR		404	492,940
Civica (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	4.84%	10/14/2024	GBP		2,136	3,021,300
Cloudera, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	3.25%	12/20/2027			1,416	1,416,327
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028			5,326	5,352,963
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	04/06/2026			6,555	6,542,270
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.34%	04/22/2027			6,475	6,488,249
Dedalus Finance GmbH (Germany), Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	07/16/2027	EUR		735	900,351
Delta Topco, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027			8,717	8,745,011
Devoteam (Castillon SAS - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR		496	605,965
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	2.88%	11/06/2023			3,585	3,523,417
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028			4,468	4,471,108
Energizer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	12/22/2027			2,730	2,733,271
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/06/2026			4,433	4,406,590
Exclusive Group (France), First Lien Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	07/04/2025	EUR		2,794	3,364,825
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			9,610	9,502,446
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028			2,939	2,946,316
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024		$ 9,546	$ 9,583,011
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025		1,060	1,069,707
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		2,224	2,233,746
Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026		7,092	7,131,038
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029		874	881,887
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/24/2028		5,801	5,786,063
Informatica Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	02/26/2027		2,996	2,982,933
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.93%	03/05/2028		3,393	3,401,454
Liftoff Mobile, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	02/17/2028		3,652	3,651,760
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.85%	08/28/2027		13,283	13,302,157
Marcel Bidco LLC
Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	4.75%	12/31/2027		481	481,441
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)(d)	3.34%	03/11/2025		2,494	2,493,639
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025		6,957	6,974,843
Maverick Bidco, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	04/28/2029		174	175,518
Term Loan B(g)	–	04/09/2026		2,075	2,076,432
McAfee Enterprise
Second Lien Term Loan(g)	–	05/03/2029		1,036	1,030,868
Term Loan B(g)	–	05/03/2028		6,844	6,866,262
McAfee LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	3.84%	09/30/2024		325	325,194
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		5,030	5,054,124
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.20%	03/06/2026		3,534	3,555,754
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		5,970	5,716,688
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.69%	08/28/2026		4,772	4,730,396
Neustar, Inc.
Term Loan B-4 (3 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		6,552	6,362,985
Term Loan B-5 (3 mo. USD LIBOR + 4.50%)	5.50%	08/08/2024		958	932,741
Oberthur Technologies of America Corp.
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	01/09/2026		5,039	5,021,193
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	01/09/2026	EUR	2,637	3,219,541
ON Semiconductor Corp., Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.09%	09/19/2026		1,334	1,334,426
Open Text Corp. (Canada), Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	05/30/2025		71	71,459
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		1,546	1,513,730
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		12,222	12,047,393
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		3,579	3,524,964
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		6,982	7,012,112
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		4,760	4,786,023
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.44%	05/16/2025		14,048	14,088,656
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/15/2028		5,859	5,859,180
Renaissance Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	05/30/2025		45	44,280
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.09%	05/29/2026		525	526,292
Resideo Funding, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.75%	02/08/2028		911	912,341
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	12/31/2025		8,729	8,331,244
PIK Second Lien Term Loan, 4.50% PIK Rate, 7.50% Cash Rate(h)	4.50%	12/31/2026		3,943	3,117,769
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		2,236	2,128,592
Severin Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.10%	08/01/2025		8	7,957
SkillSoft Corp., Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	04/27/2025		6,719	6,725,126
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	03/03/2028		1,791	1,798,130
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	3.65%	05/16/2025		3,536	3,505,335
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.68%	03/05/2027		4,961	4,937,808
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
SS&C Technologies, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.84%	04/16/2025		$ 3,811	$ 3,776,030
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.84%	04/16/2025		2,877	2,850,185
Term Loan B-5 (3 mo. USD LIBOR + 1.75%)	1.84%	04/16/2025		3,889	3,857,938
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.85%	06/30/2026		1,926	1,920,741
TTM Technologies, Inc., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.61%	09/28/2024		1,843	1,852,360
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	05/04/2026		10,268	10,293,373
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		5,392	5,409,535
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		1,198	1,233,783
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	601	739,094
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025		8,995	9,069,253
Watlow Electric Manufacturing Co., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	03/15/2028		3,065	3,075,810
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		2,808	2,820,910
					307,776,556
Financial Intermediaries–1.23%
Alter Domus (Participations S.a.r.l.) (Luxembourg)
Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/28/2028	EUR		403	492,531
Term Loan B(g)	–	02/28/2028			943	940,230
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/15/2028			12,739	12,773,470
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	07/20/2026			305	307,393
SGG Holdings S.A. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		695	847,128
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			485	485,029
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	02/10/2027			3,008	3,018,235
Washington Prime Group L.P.
Revolver Loan(g)	–	12/30/2021			3,628	3,404,435
Term Loan(g)	–	01/10/2023			2,688	2,527,107
Term Loan B(g)	–	12/30/2022			1,336	1,256,861
						26,052,419
Food Products–1.23%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026			3,635	3,644,211
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR		685	825,372
Dole Food Co., Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	3.75%	04/06/2024			2,351	2,352,422
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.50%)	5.50%	01/28/2028	EUR		127	155,920
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.84%	01/29/2028			2,000	2,023,750
H-Food Holdings LLC
Incremental Term Loan B-2 (3 mo. USD LIBOR + 4.00%)	4.09%	05/23/2025			5,042	5,046,448
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025			498	498,839
Term Loan (3 mo. USD LIBOR + 3.69%)	3.78%	05/23/2025			4,674	4,658,921
Hostess Brands LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	08/03/2025			148	147,267
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(d)	8.75%	09/15/2028			422	422,184
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/23/2027			5,324	5,334,831
United Natural Foods, Inc., Term Loan B(g)	–	10/22/2025			912	914,856
						26,025,021
Food Service–1.73%
Aramark Services, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.84%	03/11/2025			418	413,671
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.84%	01/15/2027			1,314	1,299,396
Carlisle FoodService Products, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			1,235	1,203,761
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–(continued)
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.20%	02/06/2025		$ 923	$ 915,870
Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	03/11/2026		836	834,871
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.20%	02/06/2025		1,233	1,223,606
Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.84%	02/07/2025	GBP	1,095	1,522,060
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	2,822	3,133,755
IRB Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027		4,319	4,325,105
Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	02/05/2025		349	348,445
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.84%	11/19/2026		14,810	14,612,971
NPC International, Inc., Second Lien Term Loan(i)(j)	0.00%	04/18/2025		668	11,699
US Foods, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2023		3,019	2,996,732
Weight Watchers International, Inc., Term Loan B(g)	–	04/13/2028		3,786	3,797,706
					36,639,648
Forest Products–0.08%
Ahlstrom-Munksjoe (Finland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/11/2028			1,451	1,455,171
Royal Oak Enterprises LLC, Incremental Term Loan(g)	–	12/10/2027			150	150,694
						1,605,865
Health Care–5.70%
Acacium Group (United Kingdom), Term Loan (g)	–	05/19/2028	GBP		1,088	1,536,556
Almaviva Developpement (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/26/2028	EUR		345	420,417
Ameos (Germany), Term Loan B(g)	–	04/19/2028	EUR		624	762,350
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.41%	02/11/2026			4,506	4,528,946
Cerba (France), Term Loan B(g)	–	05/12/2028	EUR		976	1,192,059
Ethypharm (France), Term Loan B(g)	–	04/30/2029	GBP		1,119	1,581,148
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027			7,310	7,356,752
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.70%	03/05/2026			35	33,750
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027			10,010	10,042,239
Global Healthcare Exchange LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024			4,086	4,099,832
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025			6,405	6,442,766
Greatbatch Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	10/27/2022			116	116,452
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.84%	08/06/2026			7,308	7,328,993
ImageFirst
Delayed Draw Term Loan(d)(f)	0.00%	04/27/2028			310	311,257
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028			1,366	1,367,821
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	04/28/2028			1,640	1,644,852
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR		2,795	3,389,124
Maximus, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.50%	05/12/2028			2,801	2,811,402
MedAssets Sotware Intermediate Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028			3,567	3,564,295
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR		222	269,852
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		388	475,774
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		224	274,827
Organon & Co., Term Loan B(g)	–	04/08/2028			9,300	9,301,928
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	06/30/2025			8,996	9,008,417
Prophylaxis B.V. (Netherlands)
Term Loan A (3 mo. EURIBOR + 4.50%)(d)	4.50%	06/30/2025	EUR		1,519	1,839,003
Term Loan B (3 mo. EURIBOR + 0.50%)(d)	0.50%	06/30/2025	EUR		598	733,875
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027			5,640	5,683,567
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026			12,300	12,355,369
TTF Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	5.00%	03/25/2028			1,279	1,284,242
Unified Womens Healthcare, L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027			3,514	3,531,102
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.09%	08/07/2025			5,697	5,711,329
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Waystar
Incremental Term Loan(d)	4.09%	10/20/2026		$ 1,657	$ 1,657,832
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.09%	10/23/2026		1,379	1,379,770
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		1,286	1,289,171
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		551	554,540
WP CityMD Bidco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/13/2026		6,853	6,884,336
					120,765,945
Home Furnishings–1.12%
Hayward Industries, Inc., Term Loan B (g)	–	05/12/2028			1,486	1,486,494
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR		2,218	2,134,800
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			1,936	1,961,552
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			6,538	6,266,607
SIWF Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.34%	06/15/2025			1,151	1,154,678
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	09/25/2024			5,130	5,143,139
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025			1,002	994,669
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027			4,641	4,655,418
						23,797,357
Industrial Equipment–1.74%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			7,380	7,407,830
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024			1,510	1,506,861
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	4.84%	06/27/2026			3,291	3,274,548
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027			1,891	1,900,851
Engineered Machinery Holdings, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024			169	169,772
Gardner Denver, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.84%	03/01/2027			1,151	1,154,215
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.84%	03/31/2027			1,862	1,849,295
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027			1,722	1,710,571
Kantar (United Kingdom)
Revolver Loan(d)(g)	–	06/04/2026			4,240	4,190,665
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.93%	11/26/2026			4,223	4,208,073
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.75%)	3.50%	07/31/2025			508	508,476
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	5.00%	03/08/2025			1,262	1,154,444
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024			135	141,406
Term Loan (1 mo. USD LIBOR + 11.00%)	12.00%	04/16/2025			63	61,383
Robertshaw US Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026			1,177	1,024,815
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	08/14/2026			4,502	4,511,167
Sabre Industries, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/24/2028			1,010	1,008,730
Terex Corp., Term Loan (3 mo. USD LIBOR + 2.00%)	2.75%	01/31/2024			148	148,122
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.48%	07/30/2027			893	897,502
						36,828,726
Insurance–2.36%
Acrisure LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.70%	01/31/2027			9,640	9,571,041
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	05/09/2025			6,966	6,916,201
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027			2,837	2,845,274
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/17/2028			868	864,891
Financiere CEP (France), Term Loan B(g)	–	06/30/2027	EUR		156	191,996
HUB International Ltd., Term Loan (1 mo. USD LIBOR + 2.75%)	2.93%	04/25/2025			2,428	2,408,232
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	09/01/2027			8,614	8,632,615
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	09/03/2026		$ 2,319	$ 2,314,693
Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	12/31/2025		5,532	5,477,410
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.20%	05/16/2024		7,805	7,754,791
Term Loan (1 mo. USD LIBOR + 3.25%)	3.45%	12/02/2026		2,947	2,927,883
					49,905,027
Leisure Goods, Activities & Movies–5.57%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			12,550	12,499,595
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.11%	04/22/2026			7,340	6,791,419
Banijay Entertainment S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/01/2025	EUR		410	500,787
Bright Horizons Family Solutions, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	2.50%	11/07/2023			133	132,818
Carnival Corp. (Panama)
Term Loan B(g)	–	06/30/2025			1,457	1,465,058
Term Loan B(g)	–	06/30/2025	EUR		685	841,103
Crown Finance US, Inc.
Term Loan (3 mo. USD LIBOR + 7.00%)	8.25%	05/23/2024			2,767	3,497,342
Term Loan(g)	–	02/28/2025	EUR		356	376,487
Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025			647	563,272
Term Loan (6 mo. USD LIBOR + 2.75%)	3.75%	09/20/2026			5,650	4,861,868
CWGS Group LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.50%	11/08/2023			8,299	8,270,823
Dorna Sports S.L. (Spain)
Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	3.76%	04/12/2024			3,799	3,760,667
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	05/03/2024	EUR		1,847	2,237,707
Eagle Midco Ltd. (United Kingdom)
Term Loan (3 mo. GBP LIBOR + 4.75%)	4.83%	03/10/2028	GBP		1,617	2,301,421
Term Loan (3 mo. EURIBOR + 3.75%)	4.75%	03/31/2028	EUR		403	491,012
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	04/18/2025			728	693,871
HotelBeds (United Kingdom)
Term Loan B (6 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR		3,202	3,559,051
Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/12/2027	EUR		2,534	2,795,795
Term Loan D(g)	–	09/12/2027	EUR		11,735	13,257,990
Invictus Media S.L.U. (Spain)
Revolver Loan (Acquired 04/30/2021; Cost $2,048,722)(d)(e)(g)	–	06/28/2024	EUR		2,005	2,139,151
Second Lien Term Loan (Acquired 05/14/2021-05/19/2021; Cost $5,405,312)(e)(g)	–	12/26/2025	EUR		6,652	5,177,746
Term Loan A-1 (3 mo. EURIBOR + 4.25%) (Acquired 07/24/2019-05/18/2021; Cost $1,406,484)(e)	4.25%	06/26/2024	EUR		1,261	1,442,164
Term Loan A-2 (3 mo. EURIBOR + 4.25%) (Acquired 07/24/2019-05/18/2021; Cost $878,853)(e)	4.25%	06/26/2024	EUR		788	901,146
Term Loan B-1 (3 mo. EURIBOR + 4.75%) (Acquired 05/31/2018-05/18/2021; Cost $3,296,671)(e)	4.75%	06/26/2025	EUR		2,917	3,318,296
Term Loan B-2 (3 mo. EURIBOR + 4.75%) (Acquired 05/31/2018-05/18/2021; Cost $1,977,302)(e)	4.75%	06/26/2025	EUR		1,750	1,990,258
Lakeland Tours LLC
PIK Term Loan, 13.25% PIK Rate(h)	13.25%	09/30/2027			811	434,666
PIK Term Loan, 6.00% PIK Rate, 2.75% Cash Rate(h)	6.00%	09/25/2025			612	581,217
Term Loan (3 mo. USD LIBOR + 6.00%)(h)	7.25%	09/25/2023			353	355,803
Term Loan (1 mo. USD LIBOR + 7.50%)	8.75%	09/30/2025			768	647,710
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom), Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR		4,562	5,384,748
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR		6,704	8,180,848
Term Loan B-1(g)	–	09/27/2026	EUR		2,400	2,825,709
Royal Caribbean Cruises
Revolver Loan(g)	–	10/12/2022			653	616,841
Term Loan(g)	–	04/05/2022			1,960	1,892,566
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/31/2027			995	1,002,983
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024			4,492	4,468,550
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.85%	04/17/2026		$ 1,229	$ 1,202,444
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	5,726	6,522,253
					117,983,185
Lodging & Casinos–3.08%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026			2,650	2,657,580
Term Loan (1 mo. USD LIBOR + 3.75%)	3.84%	02/01/2026			2,509	2,451,762
Aristocrat Technologies, Inc.
Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			2,597	2,605,772
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.94%	10/19/2024			15	15,243
B&B Hotels S.A.S. (France)
Incremental Term Loan (3 mo. EURIBOR + 5.50%)	5.50%	06/30/2026	EUR		1,051	1,273,387
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR		1,204	1,415,365
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR		6,709	7,921,309
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.95%	05/10/2026			2,057	2,045,828
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.59%	06/30/2025			1,299	1,305,749
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.84%	12/23/2024			8,163	8,110,850
CityCenter Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024			4,940	4,909,943
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.09%	09/18/2026			1,275	1,271,717
Everi Payments, Inc.
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.50%	05/09/2024			3,000	2,990,160
Term Loan B (1 mo. USD LIBOR + 10.50%)(d)	11.50%	05/09/2024			407	427,544
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.11%	11/30/2023			204	204,268
Hilton Grand Vacations Borrower LLC, Term Loan B(g)	–	05/19/2028			5,520	5,533,901
Hilton Worldwide Finance LLC, Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	1.84%	06/22/2026			1,763	1,750,893
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	05/29/2026			2,223	2,216,029
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.10%	05/11/2024			601	596,088
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.84%	08/14/2024			305	302,295
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.70%	07/10/2025			4,628	4,649,680
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027			3,707	3,676,029
Tackle Group S.a.r.l. (Luxembourg), Term Loan B(g)	–	05/07/2028	EUR		2,804	3,419,701
VICI Properties 1 LLC, Term Loan B (3 mo. USD LIBOR + 1.75%)	1.84%	12/20/2024			3,530	3,502,133
						65,253,226
Nonferrous Metals & Minerals–0.81%
American Rock Salt Co. LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/21/2025			2,783	2,790,495
Corialis Group, Ltd. (United Kingdom), Term Loan B(g)	–	05/24/2028	GBP		411	583,855
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026			1,221	1,197,301
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025			3,241	3,242,142
Term Loan (1 mo. USD LIBOR + 9.25%)(d)	10.25%	10/22/2025			1,401	1,461,039
Kissner Group
Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027			4,665	4,642,776
Term Loan B (3 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027			3,168	3,160,223
						17,077,831
Oil & Gas–1.70%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.10%	05/21/2025			4,820	4,709,707
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%) (Acquired 07/30/2020; Cost $140,581)(d)(e)	9.75%	08/04/2021			141	147,060
DIP Delayed Draw Term Loan (Acquired 07/30/2020; Cost $1,265,226)(d)(e)(f)	0.00%	08/04/2021			1,273	1,323,540
First Lien Term Loan (3 mo. USD LIBOR + 5.25%) (Acquired 04/11/2018-04/12/2021; Cost $11,567,908)(e)(i)	0.00%	04/11/2022			19,515	8,684,167
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%) (Acquired 06/01/2018-05/10/2019; Cost $8,087,377)(e)(i)	0.00%	04/11/2023			8,514	489,546
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024			1,790	438,548
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023		$ 3,397	$ 2,327,003
McDermott International Ltd.
LOC(f)	0.00%	06/30/2024		6,610	5,569,194
LOC (3 mo. USD LIBOR + 4.00%)(d)	4.20%	06/30/2024		2,890	2,383,891
PIK Term Loan B, 3.00% PIK Rate, 1.00% Cash Rate(h)	3.00%	06/30/2025		1,453	656,744
Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.09%	06/30/2024		279	195,304
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(d)(i)(j)	0.00%	07/16/2021		17	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.75%	03/19/2024		9,897	9,035,478
Southcross Energy Partners LLC, Revolver Loan(d)(f)	0.00%	01/31/2025		157	153,584
					36,113,766
Publishing–1.89%
Adtalem Global Education, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	3.09%	04/11/2025			1,699	1,698,731
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024			1,667	1,672,797
Cengage Learning, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023			12,914	12,928,839
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.69%	08/21/2026			14,923	14,489,389
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.50%)	1.60%	01/09/2027			2,217	2,195,004
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025			4,958	4,973,262
ProQuest LLC, Term Loan B(g)	–	10/17/2026			2,000	2,002,710
						39,960,732
Radio & Television–1.40%
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027			7,983	8,001,662
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.61%	01/02/2026			364	362,818
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.34%	01/17/2024			1,031	1,029,572
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.61%	09/18/2026			7,911	7,898,749
Sinclair Television Group, Inc.
Term Loan B (3 mo. USD LIBOR + 2.25%)	2.36%	01/03/2024			5,479	5,458,283
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.60%	09/30/2026			2,845	2,823,422
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.10%	03/25/2028			936	934,704
Univision Communications, Inc., Term Loan B(g)	–	05/05/2028			3,239	3,229,497
						29,738,707
Retailers (except Food & Drug)–2.05%
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	6.59%	12/18/2026			532	510,014
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027			8,785	8,810,660
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	10/15/2027			3,137	3,147,650
Kirk Beauty One GmbH (Germany)
Term Loan B-1(g)	–	03/26/2026	EUR		1,208	1,468,812
Term Loan B-2(g)	–	03/26/2026	EUR		697	846,802
Term Loan B-3(g)	–	03/26/2026	EUR		953	1,158,629
Term Loan B-4(g)	–	03/26/2026	EUR		2,133	2,591,969
Term Loan B-5(g)	–	03/26/2026	EUR		475	577,333
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.00%	02/25/2028			4,608	4,615,315
PetSmart, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028			15,280	15,356,555
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	6.50%	04/21/2028			4,383	4,422,862
						43,506,601
Surface Transport–1.14%
American Trailer World Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028			5,461	5,462,783
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028			1,414	1,416,234
Hertz Corp., Revolver Loan B-1(g)	–	06/30/2021			1,096	1,105,150
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/22/2025	EUR		6,296	7,217,695
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024			1,114	1,099,053
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028			7,752	7,748,134
						24,049,049
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–6.37%
Avaya, Inc.
First Lien Term Loan(g)	–	12/15/2027		$ 3,895	$ 3,910,537
Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	4.10%	12/15/2027		3,772	3,785,094
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027		5,038	5,052,901
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/13/2027		12,096	12,134,473
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.34%	03/15/2027		3,043	3,020,552
Colorado Buyer, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		4,441	4,324,363
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/02/2027		4,696	4,707,380
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027		3,382	3,400,580
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	11/12/2027		3,590	3,590,340
Frontier Communications Corp., DIP Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	10/08/2021		4,053	4,056,141
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	10/15/2025		2,798	2,808,076
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026		7,222	7,240,786
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)	6.50%	07/13/2021		2,022	2,038,930
Term Loan B-3 (1 mo. USD LIBOR + 4.75%)(j)	8.00%	11/27/2023		15,119	15,408,352
Term Loan B-4(g)(j)	–	01/02/2024		1,630	1,664,276
Term Loan B-5(j)	8.63%	01/02/2024		3,437	3,506,680
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	11/04/2026		3,659	3,674,361
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027		4,264	4,220,833
Midcontinent Communications, Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	08/15/2026		170	170,386
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	11/30/2025		6,011	5,363,810
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.86%	11/30/2026		3,095	1,685,681
MTN Infrastructure TopCo, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024		1,070	1,073,901
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	11/15/2024		4,906	4,911,269
Project Jerico (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2026	EUR	872	1,065,524
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026		8,787	8,812,525
SBA Senior Finance II LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	1.85%	04/11/2025		1,134	1,128,242
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.85%	12/07/2026		12,309	11,831,461
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		4,702	4,723,421
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	03/09/2027		5,556	5,522,492
					134,833,367
Utilities–2.32%
Aria Energy Operating LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022		860	862,679
Brookfield WEC Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	08/01/2025		907	901,900
Calpine Construction Finance Co. L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.09%	01/15/2025		7,399	7,338,180
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.00%)	2.10%	04/05/2026		3,326	3,293,396
Term Loan (1 mo. USD LIBOR + 2.50%)	2.60%	12/16/2027		4,772	4,755,116
Term Loan B-10 (3 mo. USD LIBOR + 2.00%)	2.09%	08/12/2026		2,359	2,332,868
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		2,391	2,203,196
ExGen Renewables IV LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	12/15/2027		1,148	1,150,911
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/17/2028		2,086	2,084,850
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026		9,784	9,803,886
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	4.14%	08/14/2026		2,347	2,264,642
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		5,871	5,737,529
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.12%	01/15/2028		1,451	1,451,137
USIC Holding, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	12/08/2023		4,247	4,244,024
Second Lien Term Loan(d)(g)	–	05/07/2029		616	626,762
					49,051,076
Total Variable Rate Senior Loan Interests (Cost $1,928,776,557)					1,927,326,294
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
U.S. Dollar Denominated Bonds & Notes–5.45%
Aerospace & Defense–0.24%
TransDigm, Inc.(k)	6.25%	03/15/2026		$ 4,836	$ 5,103,697
Air Transport–0.43%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (k)	5.75%	04/20/2029		1,112	1,194,294
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(k)	5.50%	04/20/2026		2,854	3,007,488
Mesa Airlines, Inc., Class B(d)	5.75%	07/15/2025		2,437	2,693,076
United Airlines, Inc.(k)	4.38%	04/15/2026		530	549,883
United Airlines, Inc.(k)	4.63%	04/15/2029		1,531	1,583,666
					9,028,407
Building & Development–0.46%
American Builders & Contractors Supply Co., Inc. (k)	4.00%	01/15/2028		1,479	1,514,859
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	5.75%	05/15/2026		7,366	7,767,189
SRS Distribution, Inc.(k)	4.63%	07/01/2028		467	471,880
					9,753,928
Business Equipment & Services–0.53%
Advantage Sales & Marketing, Inc. (k)	6.50%	11/15/2028		3,061	3,248,486
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(k)	4.63%	06/01/2028		237	235,922
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(k)	4.63%	06/01/2028		356	356,808
Imola Merger Corp.(k)	4.75%	05/15/2029		2,036	2,058,925
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	3.38%	08/31/2027		2,878	2,767,917
WASH Multifamily Acquisition, Inc.(k)	5.75%	04/15/2026		2,317	2,416,515
					11,084,573
Cable & Satellite Television–0.59%
Altice Financing S.A. (Luxembourg) (k)	5.00%	01/15/2028		7,189	7,143,601
Altice France S.A. (France)(k)	5.50%	01/15/2028		994	1,019,094
CSC Holdings LLC(k)	5.75%	01/15/2030		551	575,842
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		3,722	3,718,036
					12,456,573
Chemicals & Plastics–0.05%
Herens Holdco Sarl (Luxembourg)(k)	4.75%	05/15/2028		1,071	1,075,252
Electronics & Electrical–0.27%
Diebold Nixdorf, Inc. (k)	9.38%	07/15/2025		3,146	3,496,543
Energizer Holdings, Inc.(k)	4.38%	03/31/2029		1,457	1,440,609
TTM Technologies, Inc.(k)	4.00%	03/01/2029		851	843,324
					5,780,476
Food Service–0.12%
eG Global Finance PLC (United Kingdom)(k)	6.75%	02/07/2025		2,476	2,536,662
Health Care–0.08%
Global Medical Response, Inc. (k)	6.50%	10/01/2025		873	898,125
Organon Finance 1 LLC(k)	4.13%	04/30/2028		835	844,394
					1,742,519
Industrial Equipment–0.54%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (k)	7.38%	08/15/2026		9,234	9,446,243
Vertical Holdco GmbH (Germany)(k)	7.63%	07/15/2028		1,173	1,264,236
Vertical US Newco, Inc. (Germany)(k)	5.25%	07/15/2027		751	781,979
					11,492,458
Insurance–0.09%
Acrisure LLC/Acrisure Finance, Inc.(k)	4.25%	02/15/2029		2,011	1,969,252
Leisure Goods, Activities & Movies–0.24%
AMC Entertainment Holdings, Inc. (k)	10.50%	04/15/2025		2,312	2,511,421
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Leisure Goods, Activities & Movies–(continued)
SeaWorld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025	$ 2,401	$ 2,607,330
				5,118,751
Lodging & Casinos–0.29%
Caesars Entertainment, Inc.(k)	6.25%	07/01/2025		5,778	6,096,772
Nonferrous Metals & Minerals–0.11%
SCIH Salt Holdings, Inc.(k)	4.88%	05/01/2028		2,251	2,236,931
Radio & Television–0.56%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 07/18/2019-10/23/2020; Cost $10,059,866)(e)(k)	5.38%	08/15/2026		12,429	9,212,872
iHeartCommunications, Inc.(k)	5.25%	08/15/2027		1,321	1,370,445
Univision Communications, Inc.(k)	4.50%	05/01/2029		1,155	1,170,327
					11,753,644
Retailers (except Food & Drug)–0.18%
PetSmart, Inc./PetSmart Finance Corp.(k)	4.75%	02/15/2028		3,729	3,866,787
Telecommunications–0.47%
Avaya, Inc. (k)	6.13%	09/15/2028		1,904	2,024,199
Cablevision Lightpath LLC(k)	3.88%	09/15/2027		685	668,121
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026		2,053	2,124,917
Consolidated Communications, Inc.(k)	6.50%	10/01/2028		762	825,718
Frontier Communications Holdings LLC(k)	5.88%	10/15/2027		1,093	1,163,526
Radiate Holdco LLC/Radiate Finance, Inc. (Acquired 09/11/2020; Cost $223,000)(e)(k)	4.50%	09/15/2026		223	225,726
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		2,919	2,986,546
					10,018,753
Utilities–0.20%
Calpine Corp. (k)	3.75%	03/01/2031		1,751	1,650,265
Calpine Corp.(k)	4.50%	02/15/2028		2,494	2,525,175
					4,175,440
Total U.S. Dollar Denominated Bonds & Notes (Cost $109,575,992)					115,290,875
			Shares
Common Stocks & Other Equity Interests–1.85%(l)
Aerospace & Defense–0.15%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(d)(e)				134	3,164,293
Automotive–0.00%
Dayco Products LLC				3,261	14,063
Dayco Products LLC				3,266	14,085
ThermaSys Corp.(d)				1,949,645	58,489
					86,637
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(d)				518	0
Lake at Las Vegas Joint Venture LLC, Class B(d)				4	0
					0
Business Equipment & Services–0.12%
Atlas Acquisition Holdings Corp.				43,971	573,448
Checkout Holding Corp. (Acquired 02/15/2019; Cost $4,932,126)(e)				15,070	41,944
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(d)				11,489	2,011,494
Crossmark Holdings, Inc., Wts., expiring 07/26/2024 (Acquired 07/26/2019; Cost $6,485)(d)(e)				519	0
					2,626,886
Cable & Satellite Television–0.16%
ION Media Networks, Inc.(d)				4,471	3,409,138
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Shares	Value
Containers & Glass Products–0.00%
Libbey Glass, Inc. (Acquired 11/13/2020; Cost $137,780)(e)	34,445	$ 77,501
Drugs–0.00%
Envigo RMS Holding Corp., Class B(d)	9,085	85,399
Food Products–0.00%
QCE LLC(d)	17	0
Industrial Equipment–0.01%
North American Lifting Holdings, Inc.	7,347	119,389
Lodging & Casinos–0.31%
Bally’s Corp.(m)	74,467	4,321,320
Caesars Entertainment, Inc.(m)	19,983	2,147,173
		6,468,493
Nonferrous Metals & Minerals–0.05%
Covia Holdings Corp.	121,218	1,106,115
Oil & Gas–0.51%
AF Global, Inc.(d)	1,049	25,701
California Resources Corp.(m)	137,011	3,974,689
California Resources Corp.	59,924	1,738,395
California Resources Corp., Wts., expiring 10/27/2024	1,911	11,523
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $1,242,183)(d)(e)	53,244	6,682
Fieldwood Energy LLC (Acquired 11/04/2018; Cost $692,566)(d)(e)	14,375	1,804
HGIM Corp.	6,310	33,128
HGIM Corp., Wts., expiring 07/02/2043	28,193	148,013
McDermott International Ltd.(m)	2,531,705	1,240,535
NexTier Oilfield Solutions, Inc.(m)	77,159	327,926
Paragon Offshore Finance Co., Class A(d)(j)	4,595	1,379
Paragon Offshore Finance Co., Class B(d)(j)	2,298	28,725
Samson Investment Co., Class A	261,209	1,567,254
Southcross Energy Partners L.P.	145,102	7,473
Transocean Ltd.(m)	428,980	1,621,544
		10,734,771
Publishing–0.08%
Clear Channel Outdoor Holdings, Inc.(m)	722,969	1,727,896
F&W Publications, Inc.(d)	288	0
		1,727,896
Radio & Television–0.34%
iHeartMedia, Inc., Class A(m)	307,427	7,135,381
iHeartMedia, Inc., Class B	29	507
		7,135,888
Retailers (except Food & Drug)–0.02%
Claire’s Stores, Inc.	692	169,540
Toys ’R’ Us-Delaware, Inc.(d)	11	27,642
Vivarte S.A.S.(d)	233,415	173,914
		371,096
Surface Transport–0.05%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,212,169)(e)	14,574	462,724
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-05/14/2021; Cost $0)(e)	228,024	72,445
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/14/2021; Cost $0)(e)	192,476	81,535
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,274,332)(e)	15,321	486,442
U.S. Shipping Corp. (Acquired 09/28/2007-09/30/2009; Cost $0)(d)(e)	6,189	62
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

			Shares		Value
Surface Transport–(continued)
U.S. Shipping Corp., CPR (Acquired 09/28/2007-09/30/2009; Cost $87,805)(d)(e)				87,805	$ 48,293
					1,151,501
Telecommunications–0.02%
Consolidated Communications Holdings, Inc.(m)				32,797	306,980
Goodman Networks, Inc.(d)(m)				159,473	0
					306,980
Utilities–0.03%
Bicent Power LLC, Series A, Wts., expiring 08/22/2022(d)				101	0
Bicent Power LLC, Series B, Wts., expiring 08/22/2022(d)				165	0
Vistra Corp.				7,607	123,005
Vistra Operations Co. LLC, Rts., expiring 12/31/2046				418,585	486,605
					609,610
Total Common Stocks & Other Equity Interests (Cost $70,508,112)					39,181,593
	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes–1.33%(n)
Building & Development–0.05%
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(o)	5.13%	11/15/2022	EUR	291	290,169
Haya Real Estate S.A. (Spain)(k)	5.25%	11/15/2022	EUR	780	771,770
					1,061,939
Cable & Satellite Television–0.11%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	1,890	2,266,248
Chemicals & Plastics–0.10%
Herens Midco S.a.r.l. (Luxembourg)(k)	5.25%	05/15/2029	EUR	1,791	2,154,550
Financial Intermediaries–0.71%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(k)(o)	5.00%	08/01/2024	EUR	1,730	2,020,684
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(o)	6.25%	05/01/2026	EUR	1,945	2,419,267
Newday Bondco PLC (United Kingdom)(k)	7.38%	02/01/2024	GBP	1,370	1,977,774
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(k)(o)	6.58%	02/01/2023	GBP	6,063	8,625,819
					15,043,544
Lodging & Casinos–0.22%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%) (Acquired 06/28/2019-05/27/2021; Cost $4,524,690)(e)(k)(o)	5.46%	07/15/2025	GBP	3,545	4,752,931
Oil & Gas–0.00%
PGS ASA Conv. (Norway)(d)	5.00%	02/09/2024	NOK	861	103,488
Retailers (except Food & Drug)–0.14%
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	2,323	2,859,214
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $27,735,184)					28,241,914
			Shares
Preferred Stocks–0.52%(l)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(d)				415,320	12,460
Containers & Glass Products–0.04%
Libbey Glass, Inc. Pfd. (Acquired 11/13/2020; Cost $837,678)(e)				10,278	925,043
Oil & Gas–0.08%
McDermott International Ltd., Pfd.(d)				1,631,894	1,060,731
Southcross Energy Partners L.P., Series A, Pfd.(d)				577,315	303,090
Southcross Energy Partners L.P., Series B, Pfd.(d)				152,489	224,921
					1,588,742
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Shares	Value
Surface Transport–0.40%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $2,706,476)(e)	54,230	$ 1,925,165
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $2,844,917)(e)	57,006	2,023,713
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $1,586,876)(e)	68,517	2,672,163
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(e)	48,119	1,876,641
		8,497,682
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(d)	189,735	0
Total Preferred Stocks (Cost $10,093,571)		11,023,927

Money Market Funds–20.62%
Invesco Government & Agency Portfolio,Institutional Class, 0.03%(p)(q)	152,831,924	152,831,924
Invesco Liquid Assets Portfolio,Institutional Class, 0.01%(p)(q)	109,122,011	109,165,660
Invesco Treasury Portfolio,Institutional Class, 0.01%(p)(q)	174,665,055	174,665,055
Total Money Market Funds (Cost $436,662,639)		436,662,639
TOTAL INVESTMENTS IN SECURITIES–120.77% (Cost $2,583,352,055)		2,557,727,242
OTHER ASSETS LESS LIABILITIES–(20.77)%		(439,830,510)
NET ASSETS–100.00%		$2,117,896,732
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NOK	– Norwegian Krone
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at May 31, 2021 was $61,063,683, which represented 2.88% of the Fund’s Net Assets.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	This variable rate interest will settle after May 31, 2021, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $15,546,815, which represented less than 1% of the Fund’s Net Assets.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $140,736,225, which represented 6.65% of the Fund’s Net Assets.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,858,849	$301,892,811	$(163,919,736)	$-	$-	$152,831,924	$14,050
Invesco Liquid Assets Portfolio, Institutional Class	13,009,175	215,637,722	(119,479,795)	-	(1,442)	109,165,660	10,148
Invesco Treasury Portfolio, Institutional Class	16,981,542	345,020,356	(187,336,843)	-	-	174,665,055	6,220
Total	$44,849,566	$862,550,889	$(470,736,374)	$-	$(1,442)	$436,662,639	$30,418

(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/16/2021	BNP Paribas S.A.	USD	35,401,075	EUR	29,151,082	$255,860
06/16/2021	BNP Paribas S.A.	USD	6,657,473	GBP	4,704,520	26,328
06/16/2021	BNP Paribas S.A.	USD	5,581	SEK	46,453	23
06/16/2021	Citibank, N.A.	USD	7,939,688	GBP	5,634,304	65,074
07/16/2021	Deutsche Bank AG	EUR	100,000	USD	122,599	211
06/16/2021	Royal Bank of Canada	USD	35,438,971	EUR	29,151,083	217,963
06/16/2021	Royal Bank of Canada	USD	6,657,946	GBP	4,704,520	25,856
06/16/2021	State Street Bank & Trust Co.	USD	79,220	CHF	71,216	39
06/16/2021	Toronto Dominion Bank	USD	34,907,159	EUR	28,715,992	217,582
06/16/2021	UBS AG	USD	4,800,252	EUR	4,000,000	92,456
Subtotal—Appreciation						901,392
Currency Risk
06/16/2021	Barclays Bank PLC	GBP	5,317,170	USD	7,312,331	(241,872)
06/16/2021	BNP Paribas S.A.	GBP	4,788,642	USD	6,577,173	(226,141)
06/16/2021	BNP Paribas S.A.	SEK	46,453	USD	5,441	(164)
07/16/2021	BNP Paribas S.A.	EUR	29,239,035	USD	35,530,311	(254,898)
07/16/2021	BNP Paribas S.A.	GBP	4,771,119	USD	6,752,370	(26,292)
07/16/2021	BNP Paribas S.A.	SEK	46,453	USD	5,583	(23)
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/16/2021	Canadian Imperial Bank of Commerce	GBP	1,000,000	USD	1,408,169	$(12,601)
06/16/2021	Citibank, N.A.	EUR	29,465,017	USD	35,125,204	(915,729)
06/16/2021	Citibank, N.A.	GBP	148,891	USD	207,872	(3,660)
07/16/2021	Citibank, N.A.	GBP	4,616,852	USD	6,534,256	(25,229)
06/16/2021	Goldman Sachs & Co.	EUR	1,055,418	USD	1,269,835	(21,128)
06/16/2021	Morgan Stanley Capital Services LLC	EUR	28,965,017	USD	34,507,126	(922,218)
06/16/2021	Royal Bank of Canada	EUR	3,000,000	USD	3,638,355	(31,176)
07/16/2021	Royal Bank of Canada	EUR	29,239,035	USD	35,568,409	(216,800)
07/16/2021	Royal Bank of Canada	GBP	4,686,805	USD	6,633,512	(25,359)
06/16/2021	State Street Bank & Trust Co.	CHF	71,216	USD	77,079	(2,179)
06/16/2021	State Street Bank & Trust Co.	EUR	28,532,704	USD	34,021,255	(879,293)
06/16/2021	State Street Bank & Trust Co.	GBP	4,788,642	USD	6,576,619	(226,695)
07/16/2021	State Street Bank & Trust Co.	CHF	71,005	USD	79,050	(35)
07/16/2021	State Street Bank & Trust Co.	EUR	4,768,933	USD	5,830,092	(6,531)
07/16/2021	State Street Bank & Trust Co.	GBP	2,200,000	USD	3,117,863	(7,831)
07/16/2021	Toronto Dominion Bank	EUR	28,802,632	USD	35,034,657	(216,444)
07/16/2021	UBS AG	EUR	979,789	USD	1,193,388	(5,761)
Subtotal—Depreciation						(4,268,059)
Total Forward Foreign Currency Contracts						$(3,366,667)

Abbreviations:
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound Sterling
SEK	—Swedish Krona
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the period ended May 31, 2021, there were transfers from Level 3 to Level 2 of $47,890,445, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $6,109,367, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,856,659,282	$70,667,012	$1,927,326,294
U.S. Dollar Denominated Bonds & Notes	—	112,597,799	2,693,076	115,290,875
Common Stocks & Other Equity Interests	24,676,367	5,462,211	9,043,015	39,181,593
Non-U.S. Dollar Denominated Bonds & Notes	—	28,138,426	103,488	28,241,914
Preferred Stocks	—	9,422,725	1,601,202	11,023,927
Money Market Funds	436,662,639	—	—	436,662,639
Total Investments in Securities	461,339,006	2,012,280,443	84,107,793	2,557,727,242
Other Investments - Assets*
Investments Matured	—	3,022,222	3,523,504	6,545,726
Forward Foreign Currency Contracts	—	901,392	—	901,392
	—	3,923,614	3,523,504	7,447,118
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(4,268,059)	—	(4,268,059)
Total Other Investments	—	(344,445)	3,523,504	3,179,059
Total Investments	$461,339,006	$2,011,935,998	$87,631,297	$2,560,906,301

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2021:
	Value 08/31/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/21
Variable Rate Senior Loan Interests	$109,168,083	$48,708,270	$(43,733,639)	$196,084	$535,248	$1,312,872	$2,370,539	$(47,890,445)	$70,667,012
U.S. Dollar Denominated Bonds & Notes	2,445,489	—	(443,067)	—	—	690,654	—	—	2,693,076
Non-U.S. Dollar Denominated Bonds & Notes	0	865,471	—	—	—	(761,983)	—	—	103,488
Common Stocks & Other Equity Interests	5,768,560	—	(3,677,583)	—	(3,194,783)	7,349,898	2,796,923	—	9,043,015
Preferred Stocks	0	—	(35,808)	—	35,808	659,297	941,905	—	1,601,202
Investments Matured	118,904	3,089,035	—	33,927	—	281,638	—	—	3,523,504
Total	$117,501,036	$52,662,776	$(47,890,097)	$230,011	$(2,623,727)	$9,532,376	$6,109,367	$(47,890,445)	$87,631,297
Invesco Floating Rate ESG Fund